Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended					7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss		$ 11,377	$ 36,985	$ (28,061)	$ 6,410	$ (9,684)	$ 12,119	$ 13,812	$ 15,334	$ (21,068)
less: Series A preferred stock dividends and conversion to common stock	$ (87,000)		(86,642)			(5,485)		(12,681)	(97,942)	(18,248)
Net income (loss) attributable to common stockholders			$ (49,657)			$ (15,169)		$ 1,131	$ (82,608)	$ (39,316)
Weighted-average shares of common stock outstanding			68,131,000			32,920,000		32,920,000	44,820,000	32,920,000
Shares of common stock distributable to holders of Unsecured Claims (in shares)			7,080,000			7,080,000		7,080,000	7,080,000	7,080,000
Weighted-average common shares outstanding-basic			75,211,000			40,000,000		40,000,000	51,900,000	40,000,000
Basic Earnings (loss) per share (in dollars per share)			$ (0.66)			$ (0.38)		$ 0.03	$ (1.59)	$ (0.98)
Dilutive effect of potentially dilutive securities (in shares)			0			0		602,000	0	0
Weighted-average common shares outstanding-diluted			75,211,000			40,000,000		40,602,000	51,900,000	40,000,000
Diluted Earnings (loss) per share (in dollars per share)			$ (0.66)			$ (0.38)		$ 0.03	$ (1.59)	$ (0.98)
Potentially dilutive securities (in shares)			0						0